Securitizations and Other Variable Interest Entities - Other Asset-backed Securitizations Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Home equity lines of credit
Variable Interest Entity [Line Items]
Trust certificates outstanding	$ 4,000,000,000	$ 5,800,000,000
Remaining borrowing capacity on home equity line	7,000,000	39,000,000
Assets of deconsolidated securitization vehicles	488,000,000
Liabilities of deconsolidated securitization vehicles	611,000,000
Gain (loss) on deconsolidation	123,000,000
Credit Card Receivable
Variable Interest Entity [Line Items]
Principal balance outstanding	$ 7,500,000,000	7,400,000,000
Transferred financial assets, stated interest rate	0.00%
Credit Card Receivable | Senior Lien
Variable Interest Entity [Line Items]
Transferred financial assets, amount issued	$ 2,300,000,000	4,100,000,000
Credit Card Receivable | Junior Lien
Variable Interest Entity [Line Items]
Transferred financial assets, amount issued	371,000,000	662,000,000
Resecuritization Trusts
Variable Interest Entity [Line Items]
Cash proceeds from new securitizations	30,700,000,000	14,400,000,000
Resecuritization Trusts | Available-for-sale Securities
Variable Interest Entity [Line Items]
Cash proceeds from new securitizations	0	1,500,000,000
Gain on sale of investments		85,000,000
Resecuritization Trusts | Debt securities
Variable Interest Entity [Line Items]
Cash proceeds from new securitizations	9,800,000,000	4,600,000,000
Resecuritization Trusts | Held-to-maturity Securities
Variable Interest Entity [Line Items]
Cash proceeds from new securitizations	6,900,000,000	747,000,000
Municipal Bond Trusts | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Liquidity commitments to unconsolidated securitization trusts	$ 1,600,000,000	2,100,000,000
Weighted average remaining life of bonds held in the trusts in years	7 years 4 months 24 days
Automobile and Other Securitization Trusts
Variable Interest Entity [Line Items]
Principal balance outstanding	$ 314,000,000	1,900,000,000
Automobile Loan
Variable Interest Entity [Line Items]
Principal balance outstanding	125,000,000	400,000,000
Other Loan and Receivable
Variable Interest Entity [Line Items]
Principal balance outstanding	189,000,000	876,000,000
Student Loan
Variable Interest Entity [Line Items]
Assets of deconsolidated securitization vehicles	515,000,000
Liabilities of deconsolidated securitization vehicles	449,000,000
Gain (loss) on deconsolidation	0
Principal balance outstanding	$ 0	$ 609,000,000